Debt - Schedule of Debt (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Debt [Abstract]
Senior credit facility	$ 4,148
Unamortized debt issuance costs	(1,787)
Debt	$ 2,361